Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of Fair Value of the Class A Ordinary Shares

The fair value of the Class A Ordinary Shares was based on a Monte Carlo model using the following significant inputs:

December 27, 2023
Stock price	$10.86
Volatility	40.00%
Term (years)	1.59
Risk-free rate	4.44%